Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Letters of National Estate in pesos adjusted by CER – Maturity: 02-17-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	$ 20,900,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 01-20-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	290,000,000
Letters of National Estate in pesos to discount – Maturity: 02-28-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	12,893,000,000
Letters of National treasury in pesos to discount – Maturity: 06-30-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	26,640,975,851
Letters of National Estate in pesos adjusted by CER – Maturity: 06-16-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	4,516,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 05-19-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	$ 1,759,369,713
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-20-2025
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-08-2024
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-20-2025
Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-12-2024
Corporate bonds MSU SA C06 – Maturity: 11-02-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-02-2024
Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-20-2024
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-18-2025
Fiduciary debt securities Secubono Financial Trust S230 Class A - Maturity: 06-28-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	06-28-2024
Fiduciary debt securities Moni Mobile Financial Trust S09 Class A - Maturity: 09-16-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	09-16-2024
Fiduciary debt securities Supercanal II Financial Trust Class A - Maturity: 03-21-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	03-21-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-18-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-18-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-11-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-11-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-09-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-09-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-10-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-10-2024
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	02-14-2025
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-14-2024
Local Government Securities [member] | Argentine government Treasury bonds in pesos - Maturity: 05-23-2027 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-23-2027
Local Government Securities [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-09-2030
Local Government Securities [member] | Argentine government Treasury bonds in pesos - Maturity: 08-23-2025 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-23-2025
Local Government Securities [member] | Argentine government Treasury bonds in pesos BADLAR x 0.7 - Maturity: 11-23-2027 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-23-2027
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-14-2024
Local Government Securities [member] | Argentine government US dollar bonds 1% - Maturity: 07-09-2029 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-09-2029
Local Government Securities [member] | Argentine government discount bills in pesos adjusted by CER - Maturity: 02-17-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	02-17-2023
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	03-25-2023
Local Government Securities [member] | Discount bonds in pesos 5.83% - Maturity: 12-31-2033 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-31-2033
Local Government Securities [member] | Province of Río Negro Treasury bills S03 - Maturity: 06-14-2024 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	06-14-2024
Local Government Securities [member] | Province of Río Negro debt securities in pesos - Maturity: 04-12-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-12-2023
Local Government Securities [member] | Province of Río Negro Treasury bills S02 in pesos - Maturity: 06-15-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	06-15-2023
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-03-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-03-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-18-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-18-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-19-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-19-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-15-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-15-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-06-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-06-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-08-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-08-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-13-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-13-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-20-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-20-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-18-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-18-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-03-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-03-2024
BCRA notes [member] | BCRA liquidity notes in pesos - Maturity: 01-04-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-04-2023